RELATED PARTIES - TRANSACTIONS AND BALANCES: (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTIES - TRANSACTIONS AND BALANCES: [Abstract]
Schedule of transactions with related parties
	Year ended December 31
	2015	2014	2013
Expenses:
Payroll expenses	$1,387	$863	$347
Directors fee	291	80	-
Finance expenses on convertible loans and warrants	-	2,088	1,089
Total expenses	$1,678	$3,031	$1,436

Schedule of balances with related parties
	December 31
	2015	2014
Accounts payable and accruals	$636	$148